Operating costs and expenses (exclusive of depreciation and amortization) - Additional Information (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating costs and expenses (exclusive of depreciation and amortization)
State pension fund contributions	₽ 76,910	₽ 65,055	₽ 151,482	₽ 120,187